Investment Risks	Dec. 30, 2025
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. In addition, the fund normally invests in a limited number of stocks. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a fund with a larger number of investments.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | GeographicConcentrationInAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration in Asia. Because the fund concentrates its investments in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | GeographicExposureToTheChinaRegionMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the China Region. Because the fund invests a meaningful portion of its assets in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | GeographicExposureToThePacificBasinMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
Document Type	485BPOS